Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share were as follows:

	Three Months Ended March 31,
	2022	2021
Common share purchase warrants	19,858,539	2,042,564
Preferred shares issued and outstanding	96,000	6,860,478
Options and RSUs outstanding	60,675	101,175